FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Investments in the Plan measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025:

	Fair Value Measurements Using Input Type
(In thousands)	Level 1	Level 2	Level 3	Total
Assets
Brokerage window account	$1,078,335	$—	$—	$1,078,335
L3Harris common stock	1,703,714	—	—	1,703,714
Common collective trust funds
Equities	2,294,463	—	—	2,294,463
Fixed income	—	302,275	—	302,275

Total assets in the fair value hierarchy	$5,076,512	$302,275	$—	$5,378,787
Investments measured at NAV				11,215,637
Total investments at fair value				$16,594,424

Investments in the Master Trust measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024:

	Fair Value Measurements Using Input Type
(In thousands)	Level 1	Level 2	Level 3	Total
Assets
Brokerage window account	$917,574	$—	$—	$917,574
L3Harris common stock	1,351,012	—	—	1,351,012
Common collective trust funds
Equities	2,335,075	—	—	2,335,075
Fixed income	—	261,365	—	261,365

Total assets in the fair value hierarchy	$4,603,661	$261,365	$—	$4,865,026
Investments measured at NAV				10,049,414
Total investments at fair value				$14,914,440